UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 04/30/07

Date of reporting period: 07/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2007 (Unaudited)

DWS Disciplined Long/Short Growth Fund

	Shares	Value ($)

Long Positions 118.1%
Common Stocks 115.3%
Consumer Discretionary 15.9%
Auto Components 1.1%
Johnson Controls, Inc. (a)	1,200	135,780
Hotels Restaurants & Leisure 3.3%
Boyd Gaming Corp. (a)	2,600	114,660
McDonald's Corp. (a)	2,700	129,249
Yum! Brands, Inc. (a)	4,600	147,384

		391,293

Household Durables 2.9%
Centex Corp. (a)	3,000	111,930
KB HOME (a)	3,600	114,516
NVR, Inc.* (a)	200	115,696

		342,142
Internet & Catalog Retail 1.5%
Amazon.com, Inc.* (a)	700	54,978
NutriSystem, Inc.* (a)	2,100	117,012

		171,990
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	300	8,406
Media 2.5%
McGraw-Hill Companies, Inc. (a)	2,400	145,200
The DIRECTV Group, Inc.* (a)	6,500	145,665

		290,865
Multiline Retail 3.1%
Dollar Tree Stores, Inc.* (a)	3,200	122,432
Family Dollar Stores, Inc. (a)	4,000	118,480
Target Corp. (a)	2,000	121,140

		362,052
Specialty Retail 1.0%
American Eagle Outfitters, Inc. (a)	4,800	116,448
Textiles, Apparel & Luxury Goods 0.4%
Polo Ralph Lauren Corp. (a)	500	44,675
Consumer Staples 8.0%
Beverages 1.4%
Coca-Cola Enterprises, Inc. (a)	5,200	117,832
PepsiCo, Inc. (a)	800	52,496

		170,328
Food & Staples Retailing 3.1%
BJ's Wholesale Club, Inc.* (a)	3,300	112,068
Kroger Co. (a)	4,900	127,204
Sysco Corp. (a)	3,600	114,768
Wal-Mart Stores, Inc. (a)	200	9,190

		363,230
Food Products 1.7%
Smithfield Foods, Inc.* (a)	100	3,106
The Hershey Co. (a)	2,600	119,860
The J.M. Smucker Co. (a)	600	33,486
Wm. Wrigley Jr. Co. (a)	700	40,376

		196,828
Household Products 1.1%
Kimberly-Clark Corp. (a)	1,900	127,813
Tobacco 0.7%
Altria Group, Inc. (a)	1,300	86,411
Energy 13.8%
Energy Equipment & Services 2.6%
Noble Corp. (a)	1,400	143,444
Transocean, Inc.* (a)	400	42,980
Unit Corp.* (a)	2,200	121,132

		307,556

Oil, Gas & Consumable Fuels 11.2%
Chevron Corp. (a)	900	76,734
Devon Energy Corp. (a)	1,700	126,837
ExxonMobil Corp. (a)	3,200	272,416
Foundation Coal Holdings, Inc. (a)	1,700	59,245
Frontier Oil Corp. (a)	3,000	116,190
Marathon Oil Corp. (a)	2,000	110,400
Sunoco, Inc. (a)	1,900	126,768
Tesoro Corp. (a)	2,500	124,500
Valero Energy Corp. (a)	2,300	154,123
XTO Energy, Inc. (a)	2,600	141,778

		1,308,991
Financials 7.3%
Capital Markets 4.8%
Franklin Resources, Inc. (a)	900	114,633
Merrill Lynch & Co., Inc. (a)	1,800	133,560
Morgan Stanley (a)	1,900	121,353
The Goldman Sachs Group, Inc. (a)	1,000	188,340

		557,886
Insurance 1.9%
Allied World Assurance Holdings Ltd. (a)	2,200	104,390
XL Capital Ltd. "A" (a)	1,500	116,790

		221,180
Real Estate Investment Trusts 0.6%
Annaly Capital Management, Inc. (REIT) (a)	1,400	20,230
Public Storage (REIT) (a)	300	21,027
Simon Property Group, Inc. (REIT) (a)	400	34,612

		75,869
Health Care 17.4%
Biotechnology 1.4%
Gilead Sciences, Inc.* (a)	4,400	163,812
Health Care Equipment & Supplies 1.4%
Baxter International, Inc. (a)	3,200	168,320
Health Care Providers & Services 6.2%
Aetna, Inc. (a)	3,000	144,210
Coventry Health Care, Inc.* (a)	2,200	122,782
Health Net, Inc.* (a)	1,300	64,402
Humana, Inc.* (a)	2,200	140,998
Lincare Holdings, Inc.* (a)	1,500	53,535
UnitedHealth Group, Inc. (a)	1,200	58,116
WellPoint, Inc.* (a)	1,900	142,728

		726,771
Life Sciences Tools & Services 1.0%
Invitrogen Corp.* (a)	1,600	114,880
Pharmaceuticals 7.4%
Abbott Laboratories (a)	4,500	228,105
Bristol-Myers Squibb Co. (a)	6,800	193,188
Eli Lilly & Co. (a)	3,200	173,088
Endo Pharmaceuticals Holdings, Inc.* (a)	1,900	64,619
Merck & Co., Inc. (a)	800	39,720
Schering-Plough Corp. (a)	6,100	174,094

		872,814

Industrials 15.1%
Aerospace & Defense 4.6%
Boeing Co. (a)	1,300	134,459
Honeywell International, Inc. (a)	2,900	166,779
Lockheed Martin Corp. (a)	1,800	177,264
Rockwell Collins, Inc. (a)	900	61,830

		540,332
Airlines 0.9%
US Airways Group, Inc.* (a)	3,500	108,535
Commercial Services & Supplies 1.1%
Dun & Bradstreet Corp. (a)	1,300	127,088
Construction & Engineering 1.0%
Quanta Services, Inc.* (a)	4,100	116,563
Industrial Conglomerates 0.1%
Teleflex, Inc. (a)	100	7,643
Machinery 5.1%
AGCO Corp.* (a)	3,000	115,290
Caterpillar, Inc. (a)	2,600	204,880
Manitowoc Co., Inc. (a)	1,700	132,039
PACCAR, Inc. (a)	1,800	147,276

		599,485
Road & Rail 2.3%
Burlington Northern Santa Fe Corp. (a)	1,900	156,066
J.B. Hunt Transport Services, Inc. (a)	4,300	120,099

		276,165
Information Technology 27.1%
Communications Equipment 1.2%
Cisco Systems, Inc.* (a)	5,000	144,550
Computers & Peripherals 9.1%
Apple, Inc.* (a)	500	65,880
EMC Corp.* (a)	10,600	196,206
Hewlett-Packard Co. (a)	6,700	308,401
International Business Machines Corp. (a)	2,700	298,755
Lexmark International, Inc. "A"* (a)	2,600	102,804
NCR Corp.* (a)	1,800	93,996

		1,066,042
Internet Software & Services 2.4%
eBay, Inc.* (a)	2,000	64,800
Google, Inc. "A"* (a)	300	153,000
Yahoo!, Inc.* (a)	2,800	65,100

		282,900
IT Services 3.1%
Accenture Ltd. "A" (a)	3,800	160,094
Computer Sciences Corp.* (a)	2,000	111,360
Convergys Corp.* (a)	4,800	91,440

		362,894
Semiconductors & Semiconductor Equipment 7.0%
Integrated Device Technology, Inc.* (a)	7,500	122,025
Intel Corp. (a)	4,000	94,480
MEMC Electronic Materials, Inc.* (a)	2,700	165,564
National Semiconductor Corp. (a)	5,000	129,950
NVIDIA Corp.* (a)	4,200	192,192

Teradyne, Inc.* (a)	7,300	114,537

		818,748
Software 4.3%
Microsoft Corp. (a)	17,700	513,123
Materials 7.1%
Chemicals 1.9%
Cabot Corp. (a)	1,100	44,418
Chemtura Corp. (a)	10,900	113,687
Monsanto Co. (a)	1,000	64,450

		222,555
Containers & Packaging 0.8%
Sonoco Products Co. (a)	2,700	99,009
Metals & Mining 4.4%
AK Steel Holding Corp.* (a)	3,200	127,904
Alcoa, Inc. (a)	2,800	106,960
Freeport-McMoRan Copper & Gold, Inc. (a)	1,900	178,562
Nucor Corp. (a)	2,000	100,400

		513,826
Telecommunication Services 3.0%
Diversified Telecommunication Services 1.7%
Embarq Corp. (a)	2,000	123,580
Windstream Corp. (a)	5,000	68,800

		192,380
Wireless Telecommunication Services 1.3%
United States Cellular Corp.* (a)	1,600	155,200
Utilities 0.6%
Independent Power Producers & Energy Traders
Constellation Energy Group (a)	800	67,040

Total Common Stocks (Cost $13,637,501)		13,540,418
	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
US Treasury Bill, 4.815%**, 10/18/2007 (b) (Cost $64,322)	65,000	64,327
	Shares	Value ($)

Cash Equivalents 2.3%
Cash Management QP Trust, 5.35% (c) (Cost $266,470)	266,470	266,470

	% of Net Assets	Value ($)

Total Long Positions (Cost $13,968,293)	118.1	13,871,215
Other Assets and Liabilities, Net	20.2	2,372,235
Notes Payable	(19.0)	(2,230,000)
Securities Sold Short	(19.3)	(2,271,467)

Net Assets	100.0	11,741,983
	Shares	Value ($)

Common Stocks Sold Short 19.3%
Consumer Discretionary 0.9%
Hotels Restaurants & Leisure
Las Vegas Sands Corp.*	1,200	104,700
Consumer Staples 1.2%
Food Products
Archer-Daniels-Midland Co.	3,300	110,880
Bunge Ltd.	300	27,183

		138,063
Energy 4.8%
Energy Equipment & Services 2.9%
BJ Services Co.	3,900	101,985
FMC Technologies, Inc.*	1,300	118,976
Oceaneering International, Inc.*	2,100	117,936

		338,897
Oil, Gas & Consumable Fuels 1.9%
Helix Energy Solutions Group, Inc.*	2,800	109,060
Pioneer Natural Resources Co.	2,500	113,750

		222,810
Financials 0.9%
Diversified Financial Services
Nasdaq Stock Market, Inc.*	3,500	107,695
Health Care 2.9%
Biotechnology 2.0%
Amylin Pharmaceuticals, Inc.*	2,600	120,926
Millennium Pharmaceuticals, Inc.*	10,800	108,972

		229,898
Health Care Equipment & Supplies 0.9%
The Cooper Companies, Inc.	2,200	110,286
Industrials 1.9%
Aerospace & Defense 1.0%
BE Aerospace, Inc.*	2,900	117,624
Industrial Conglomerates 0.9%
McDermott International, Inc.*	1,300	107,822
Information Technology 3.8%
Communications Equipment 1.3%
Ciena Corp.*	4,100	149,773
IT Services 0.4%
VeriFone Holdings, Inc.*	1,500	54,615
Semiconductors & Semiconductor Equipment 2.1%
Cypress Semiconductor Corp.*	5,300	132,818

International Rectifier Corp.*				3,200	117,472

					250,290
Materials 2.9%
Chemicals 1.9%
Ashland, Inc.				1,800	109,908
Westlake Chemical Corp.				4,500	112,410

					222,318
Paper & Forest Products 1.0%
Louisiana-Pacific Corp.				6,300	116,676

Total Common Stocks Sold Short (Proceeds $2,223,533)					2,271,467

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*				Non-income producing security.
**				Annualized yield at time of purchase; not a coupon rate.
(a)				Securities are pledged, in whole or in part, as collateral for short sales.
(b)				At July 31, 2007, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)				Affiliated fund managed by Deutsche Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
REIT: Real Estate Investment Trust
At July 31, 2007, open futures contracts purchased were as follows:
Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)

S&P Mini 500 Index	9/21/2007	5	384,989	365,475	(19,514)

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Disciplined Long/Short Growth Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 14, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        September 14, 2007